Customer and Vendor Concentrations (Details Narrative) - Number	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Geographic Concentration Risk [Member] | Accounts Receivable [Member]
Number of customer					2	0
Percentage of concentration risk					10.00%	10.00%
Geographic Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Percentage of concentration risk					22.00%
Geographic Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Percentage of concentration risk					15.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member]
Number of customer	0	0	0	0	0	0
Percentage of concentration risk	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | UNITED STATES
Percentage of concentration risk	62.00%	65.00%	67.00%	65.00%	64.00%	58.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | Europe
Percentage of concentration risk	19.00%	24.00%	16.00%	20.00%	22.00%	24.00%
Geographic Concentration Risk [Member] | Sales Revenue, Net [Member] | HONG KONG
Percentage of concentration risk	13.00%	8.00%	12.00%	13.00%	12.00%	18.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Number of customer			1		1	1
Percentage of concentration risk			10.00%		10.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor One [Member]
Percentage of concentration risk			57.00%		52.00%	40.00%
Supplier Concentration Risk [Member] | Purchases [Member]
Number of customer	3	2	2	1	1	1
Percentage of concentration risk	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor One [Member]
Percentage of concentration risk	34.00%	62.00%	57.00%	81.00%	72.00%	94.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor Two [Member]
Percentage of concentration risk	33.00%	15.00%	20.00%
Supplier Concentration Risk [Member] | Purchases [Member] | Vendor Three [Member]
Percentage of concentration risk	16.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of customer			0		2
Percentage of concentration risk			10.00%		10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Percentage of concentration risk					22.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Two Customer [Member]
Percentage of concentration risk					15.00%